Income Taxes (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Income Taxes
Income (loss) before income taxes	$ 17,262	$ 31,373	$ 123,437
United Kingdom
Income Taxes
Income (loss) before income taxes	7,536	17,937	80,251
United States
Income Taxes
Income (loss) before income taxes	6,000	8,726	8,521
Malaysia
Income Taxes
Income (loss) before income taxes	5,376	8,702	36,028
Income tax benefit attributable to exempted income tax status	2,002	2,176	10,088
Income tax benefit attributable to exempted income tax status, diluted (in dollars per share)	$ 0.07	$ 0.07	$ 0.32
Other jurisdictions
Income Taxes
Income (loss) before income taxes	$ (1,650)	$ (3,992)	$ (1,363)